Earning Per Share - Computation of Basic EPS and Diluted EPS (Parenthetical) (Detail) - shares shares in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Restricted Share Units [Member]
Computation Of Basic And Diluted Earnings Per Share [Line Items]
Restricted share units	1.3	0.5